Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total Credit Exposure
Concentration Risk [Line Items]
Total gross exposure	$ 8,987,192	$ 9,742,252
Total Credit Exposure | Belgium
Concentration Risk [Line Items]
Total gross exposure	2,641	8,675
Total Credit Exposure | Bermuda
Concentration Risk [Line Items]
Total gross exposure	2,205,042	2,424,799
Total Credit Exposure | Canada
Concentration Risk [Line Items]
Total gross exposure	1,216,876	1,193,387
Total Credit Exposure | Cayman
Concentration Risk [Line Items]
Total gross exposure	1,506,581	1,478,864
Total Credit Exposure | Germany
Concentration Risk [Line Items]
Total gross exposure	20,422	85,886
Total Credit Exposure | Guernsey
Concentration Risk [Line Items]
Total gross exposure	874,277	905,691
Total Credit Exposure | Ireland
Concentration Risk [Line Items]
Total gross exposure	26,597	37,236
Total Credit Exposure | Japan
Concentration Risk [Line Items]
Total gross exposure	13,071	4,873
Total Credit Exposure | Jersey
Concentration Risk [Line Items]
Total gross exposure	185,811	112,346
Total Credit Exposure | Norway
Concentration Risk [Line Items]
Total gross exposure	99,777	57,132
Total Credit Exposure | Switzerland
Concentration Risk [Line Items]
Total gross exposure	2,748	2,441
Total Credit Exposure | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	9,031	10,872
Total Credit Exposure | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,955,866	2,412,659
Total Credit Exposure | United States
Concentration Risk [Line Items]
Total gross exposure	865,671	1,003,365
Total Credit Exposure | Other
Concentration Risk [Line Items]
Total gross exposure	2,781	4,026
Cash and cash equivalents, resell agreements and short-term investments
Concentration Risk [Line Items]
Total gross exposure	3,045,136	3,474,858
Cash and cash equivalents, resell agreements and short-term investments | Belgium
Concentration Risk [Line Items]
Total gross exposure	2,641	8,675
Cash and cash equivalents, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Total gross exposure	40,671	46,683
Cash and cash equivalents, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Total gross exposure	1,216,876	1,193,387
Cash and cash equivalents, resell agreements and short-term investments | Cayman
Concentration Risk [Line Items]
Total gross exposure	36,609	39,018
Cash and cash equivalents, resell agreements and short-term investments | Germany
Concentration Risk [Line Items]
Total gross exposure	20,422	85,886
Cash and cash equivalents, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Total gross exposure	1	1
Cash and cash equivalents, resell agreements and short-term investments | Ireland
Concentration Risk [Line Items]
Total gross exposure	26,597	37,236
Cash and cash equivalents, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Total gross exposure	13,071	4,873
Cash and cash equivalents, resell agreements and short-term investments | Jersey
Concentration Risk [Line Items]
Total gross exposure	0	0
Cash and cash equivalents, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Total gross exposure	99,777	57,132
Cash and cash equivalents, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Total gross exposure	2,748	2,441
Cash and cash equivalents, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	1,521	1,511
Cash and cash equivalents, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	715,750	990,624
Cash and cash equivalents, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Total gross exposure	865,671	1,003,365
Cash and cash equivalents, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Total gross exposure	2,781	4,026
Loans
Concentration Risk [Line Items]
Total gross exposure	5,121,391	5,268,743
Loans | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Total gross exposure	1,920,467	2,080,385
Loans | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Cayman
Concentration Risk [Line Items]
Total gross exposure	1,236,373	1,060,328
Loans | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Guernsey
Concentration Risk [Line Items]
Total gross exposure	674,562	735,786
Loans | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Jersey
Concentration Risk [Line Items]
Total gross exposure	150,769	78,048
Loans | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	7,510	9,361
Loans | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,131,710	1,304,835
Loans | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Other
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet
Concentration Risk [Line Items]
Total gross exposure	820,665	998,651
Off-balance sheet | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Total gross exposure	243,904	297,731
Off-balance sheet | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Cayman
Concentration Risk [Line Items]
Total gross exposure	233,599	379,518
Off-balance sheet | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Total gross exposure	199,714	169,904
Off-balance sheet | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Jersey
Concentration Risk [Line Items]
Total gross exposure	35,042	34,298
Off-balance sheet | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	108,406	117,200
Off-balance sheet | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Total gross exposure	$ 0	$ 0